Additional Information - Condensed Financial Information of the Parent Company - Unaudited condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	¥ (74,892)	$ (10,550)	¥ (109,679)	¥ (92,255)
Cash flows from investing activities:
Net cash generated from/ (used in) investing activities			(212)	47,856
Cash flows from financing activities:
Proceeds of offering, net of listing fee			93,526
Net cash generated from financing activities	13,972	1,968	91,241	7,000
Effect of exchange rate changes on cash and cash equivalents	70	10	(1,805)	(5,048)
Net decrease in cash, cash equivalents and restricted cash	(60,850)	(8,572)	(20,455)	(42,447)
Cash, cash equivalents and restricted cash at beginning of the year	76,843	10,824	97,298	139,745
Cash, cash equivalents and restricted cash at end of the year	15,993	2,252	76,843	97,298
Parent Company [Member]
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	4,075	574	(22,570)	(10,358)
Cash flows from investing activities:
Cash paid for investments in subsidiaries, VIEs and subsidiaries of VIEs	59,263	8,347	56,566	38,387
Cash received from maturity of time deposits				45,674
Net cash generated from/ (used in) investing activities	(59,263)	(8,347)	(56,566)	7,287
Cash flows from financing activities:
Proceeds of offering, net of listing fee			93,526
Net cash generated from financing activities			93,526
Effect of exchange rate changes on cash and cash equivalents	1,024	144	967	(1,619)
Net decrease in cash, cash equivalents and restricted cash	(54,164)	(7,629)	15,357	(4,690)
Cash, cash equivalents and restricted cash at beginning of the year	57,168		41,811
Cash, cash equivalents and restricted cash at end of the year	¥ 3,004	$ 423	¥ 57,168	¥ 41,811